Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2013
Vanguard International Explorer Fund - Investor Shares | Vanguard International Explorer Fund
Expense Example, No Redemption:
1 YEAR	$ 37
3 YEAR	116
5 YEAR	202
10 YEAR	456
Vanguard Mid-Cap Growth Fund - Investor Shares | Vanguard Mid-Cap Growth Fund
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	640
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares | Vanguard Emerging Markets Government Bond Index Fu
Expense Example, No Redemption:
1 YEAR	110
3 YEAR	183
5 YEAR	265
10 YEAR	502
Vanguard High Dividend Yield Index Fund - Investor Shares | Vanguard High Dividend Yield Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard High Dividend Yield Index Fund - ETF Shares | Vanguard High Dividend Yield Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Selected Value Fund - Investor Shares | Vanguard Selected Value Fund
Expense Example, No Redemption:
1 YEAR	44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares | Vanguard Emerging Markets Government Bond Index Fu
Expense Example, No Redemption:
1 YEAR	125
3 YEAR	231
5 YEAR	347
10 YEAR	686
Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares | Vanguard Emerging Markets Government Bond Index Fu
Expense Example, No Redemption:
1 YEAR	105
3 YEAR	171
5 YEAR	242
10 YEAR	453
Vanguard Emerging Markets Government Bond Index Fund - ETF Shares | Vanguard Emerging Markets Government Bond Index Fu
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	$ 443